FINANCIAL RISK MANAGEMENT - Liquidity risk maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 8,729	$ 7,305
Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,836	4,031
Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,246	1,675
Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,442	1,276
Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	205	323
Less than 1 year
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,557	3,007
Less than 1 year | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	746	1,472
Less than 1 year | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	288	173
Less than 1 year | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,442	1,276
Less than 1 year | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	81	86
1-3 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,971	2,519
1-3 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,986	1,779
1-3 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	905	581
1-3 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	80	159
3-5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,438	818
3-5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	663	354
3-5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	746	427
3-5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	29	37
More than 5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,763	961
More than 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	441	426
More than 5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,307	494
More than 5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 15	$ 41